TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

Commencing 2012, the Company elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investment (the “Investment Law”). The Company’s entire preferred income is subject to the tax rates as follows: 2012 - 15%, 2013 - 12.5% and 2014 and thereafter - 16%. The election is irrevocable.

Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, which was 26.5% in 2014, 25% for 2013 and 2012.

Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime will be freely distributable as dividends, subject to a 15%-20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income to an Israeli company, no withholding tax will be remitted.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election.

On November 11, 2013, the Company reached a settlement agreement with the Israeli Tax Authorities (“ITA”) which provided (i) the full settlement of all disputes with the ITA with respect to the tax years 2002 through 2011, and (ii) the release of all the Company’s Trapped Earnings through the year ended December 31, 2011. In accordance with the Investments Law and the temporary tax relief, the Company is obligated to invest approximately $ 111,000 during five years period in the following forms (i) production assets (as defined therein), (ii) research and development activities in Israel and/or (iii) employment payments for new employees (other than office holders) added after 2011. Any amount not invested in the five years period, should be paid at the end of the 5 years, linked to the Israeli CPI and bears 4% annual interest since the election date.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $ 134,976 and unrecognized deferred tax liability related to such earning amounted to $24,543 as of December 31, 2014.

c.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2014 and 2013, the Company’s deferred taxes were in respect of the following:

	December 31,
	2014	2013
Carry forward tax losses	$213,880	$235,942
Employee stock based compensation	23,950	19,846
Other	46,356	33,992

Deferred tax assets before valuation allowance	284,186	289,780
Valuation allowance	(213,690)	(234,600)

Deferred tax asset	70,496	55,180

Intangible assets	(7,901)	(7,773)
Undistributed earnings of subsidiary	(11,435)	(10,788)
Other	(3,121)	(1,638)

Deferred tax liability	(22,457)	(20,199)

Deferred tax asset, net	$48,039	$34,981

	December 31,
	2014	2013
Current deferred tax asset, net	$34,175	$21,732
Non-current deferred tax asset, net	14,368	13,557
Non-current deferred tax liability, net	(504)	(308)

	$48,039	$34,981

Current deferred tax asset, net, is included within prepaid expenses and other current assets in the balance sheets.

The Company’s subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss related to excess tax benefits from options exercised prior to the adoption of ASC No. 718.

Through December 31, 2014, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately $ 581,351 expiring beginning 2018, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Excess tax benefits related to employee stock option exercises for which no compensation expense was recognized will be credited to additional paid-in capital when realized. Through December 31, 2014, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $ 135,816, which expire between fiscal 2015 and fiscal 2024, and are subject to limitations on their utilization. Through December 31, 2014, the U.S. subsidiaries had research and development tax credits of approximately $ 15,916, which expire between fiscal 2019 and fiscal 2034 and are subject to limitations on their utilization.

d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2013	2012
Domestic	$784,710	$743,125	$725,651
Foreign	45,106	52,711	61,216

	$829,816	$795,836	$786,867

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2014	2013	2012
Current	$182,537	$143,008	$168,320
Deferred	(12,292)	28	(1,453)

	$170,245	$143,036	$166,867

Domestic	$154,921	$130,109	$152,040
Foreign	15,324	12,927	14,827

	$170,245	$143,036	$166,867

	Year ended December 31,
	2014	2013	2012
Domestic taxes:
Current	$165,476	$124,522	$152,453
Deferred	(10,555)	5,587	(413)

	154,921	130,109	152,040

Foreign taxes - US:
Current	12,672	14,965	12,720
Deferred	(1,925)	(4,813)	(355)

	10,747	10,152	12,365

Other international locations:
Current	4,389	3,521	3,149
Deferred	188	(746)	(687)

	4,577	2,775	2,462

Total foreign taxes	15,324	12,927	14,827

Taxes on income	$170,245	$143,036	$166,867

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2014	2013
Beginning balance	$205,420	$259,547
Increases (decreases) related to tax positions taken during prior years	(14,550)	91,202
Increases related to tax positions taken during the current year	44,835	142,875
Decrease related to settlement with the ITA	—	(288,204)

Ending balance	$235,705	$205,420

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

During the years ended December 31, 2014, 2013 and 2012, the Company recorded $ 6,214, $ 20,857 and $ 15,032, respectively for interest expense related to uncertain tax positions. As of December 31, 2014 and 2013, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 9,879 and $ 4,578, respectively, which is included within income tax accrual on the balance sheets.

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry forward tax losses and overall credit carry-forward position, except for tax years 2005 through 2010.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

g.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2014	2013	2012
Income before taxes as reported in the statements of income	$829,816	$795,836	$786,867

Statutory tax rate in Israel	26.5%	25%	25%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(5%)	(6%)	(7%)
Others, net	(1%)	(1%)	3%

Effective tax rate	20.5%	18%	21%

*) Basic earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.22	$0.24	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.22	$0.24	$0.23